Shareholder Report, Line Graph (Details) 190552_Baird Mid Cap Growth Fund_Investor Class Shares_TSR Annual {Investor Class Shares} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares | BMDSX
Accumulated Value	$ 24,920	$ 25,215	$ 21,037	$ 29,146	$ 23,842	$ 17,749	$ 13,057	$ 13,304	$ 10,508	$ 10,000	$ 22,546
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000® Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap® Growth Index
Accumulated Value	$ 29,863	$ 24,457	$ 19,431	$ 26,516	$ 23,522	$ 17,348	$ 12,806	$ 13,445	$ 10,733	$ 10,000	$ 32,448